Research and development expenses	6 Months Ended
Jun. 30, 2026
Disclosure Of Detailed Information Research And Development Expenses [Abstract]
Research and development expenses

3. Research and development expenses

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
	€	€	€	€
Clinical	(20,769,302)	(14,712,960)	(35,401,888)	(32,049,342)
Personnel (Note 5)	(10,761,205)	(9,351,648)	(20,750,961)	(17,777,098)
Nonclinical	(1,053,570)	(2,858,075)	(2,221,861)	(4,708,265)
Manufacturing	(1,342,173)	(2,571,095)	(5,445,858)	(5,799,627)
License fees	(1,000,000)	—	(1,000,000)	—
Intellectual Property	(73,918)	(114,130)	(340,762)	(187,969)
	(35,000,168)	(29,607,908)	(65,161,330)	(60,522,301)

Development expenses are currently not capitalized but are recorded in the condensed consolidated statements of profit or loss and other comprehensive loss because the recognition criteria for capitalization are not met.

Clinical expenses include costs of conducting and managing our sponsored clinical trials, including clinical investigator cost, costs of clinical sites, and costs for CRO’s assisting with our clinical development programs and travel expenses.

Manufacturing expenses include costs related to manufacturing of active pharmaceutical ingredients and manufacturing of the products used in our clinical trials and research and development activities as well as travel expenses.

Nonclinical expenses include costs of our outsourced discovery and nonclinical development studies and associated travel expenses.

Licensing costs consist of milestone payments reflecting the submission of the New Drug Application with the FDA in the first half of 2026.